Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
June 30, 2026
F15-NPRT1-0826
1.818357.121
Bond Funds - 53.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	51,947,877	519,478,770
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	21,088,038	161,534,369
Fidelity Series Emerging Markets Debt Fund (b)	2,526,636	21,905,937
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	588,923	5,683,111
Fidelity Series Floating Rate High Income Fund (b)	332,143	2,879,683
Fidelity Series High Income Fund (b)	2,445,914	21,866,470
Fidelity Series International Credit Fund (b)	736,865	6,270,717
Fidelity Series International Developed Markets Bond Index Fund (b)	23,212,204	198,232,226
Fidelity Series Investment Grade Bond Fund (b)	121,515,662	1,223,662,719
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,690,990	99,622,977
Fidelity Series Real Estate Income Fund (b)	373,422	3,779,028
TOTAL BOND FUNDS (Cost $2,448,914,809)		2,264,916,007

Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,330,734	35,310,625
Fidelity Series Blue Chip Growth Fund (b)	3,499,147	95,316,765
Fidelity Series Commodity Strategy Fund (b)	614,461	65,876,314
Fidelity Series Growth Company Fund (b)	5,076,686	171,693,504
Fidelity Series Intrinsic Opportunities Fund (b)	1,733,854	20,979,634
Fidelity Series Large Cap Stock Fund (b)	5,852,798	172,774,606
Fidelity Series Large Cap Value Index Fund (b)	2,366,665	50,125,966
Fidelity Series Opportunistic Insights Fund (b)	3,573,932	101,678,353
Fidelity Series Small Cap Core Fund (b)	364,466	5,918,935
Fidelity Series Small Cap Discovery Fund (b)	1,040,196	13,688,981
Fidelity Series Small Cap Opportunities Fund (b)	1,552,280	31,371,571
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,210,429	111,545,342
Fidelity Series Value Discovery Fund (b)	5,456,666	101,821,385
TOTAL DOMESTIC EQUITY FUNDS (Cost $463,651,083)		978,101,981

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,247,398	88,855,571
Fidelity Series Emerging Markets Fund (b)	3,970,689	60,592,708
Fidelity Series Emerging Markets Opportunities Fund (b)	7,606,755	244,481,100
Fidelity Series International Growth Fund (b)	6,123,198	132,077,386
Fidelity Series International Small Cap Fund (b)	1,809,427	34,216,269
Fidelity Series International Value Fund (b)	7,708,374	129,038,176
Fidelity Series Overseas Fund (b)	8,073,212	130,705,306
Fidelity Series Select International Small Cap Fund (b)	220,416	3,409,840
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $425,705,387)		823,376,356

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $28,597,662)	2,880,262	28,716,208

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,990,000	1,989,801
US Treasury Bills 0% 7/23/2026 (d)	3.63	5,370,000	5,358,225
US Treasury Bills 0% 7/30/2026 (d)	3.62	3,830,000	3,818,908
US Treasury Bills 0% 7/9/2026 (d)	3.63	70,000	69,943
US Treasury Bills 0% 8/6/2026 (d)	3.63	30,000	29,891
US Treasury Bills 0% 9/17/2026 (d)	3.70	150,000	148,815
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,415,579)			11,415,583

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	4,915,891	4,916,874
Fidelity Series Government Money Market Fund (b)(f)	3.73	151,854,981	151,854,981
TOTAL MONEY MARKET FUNDS (Cost $156,771,855)			156,771,855

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,535,056,375)	4,263,297,990
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,853,977)
NET ASSETS - 100.0%	4,260,444,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,828	9/2026	205,250,125	1,684,899
CBOT US Treasury Long Bond Contracts (United States)	186	9/2026	21,029,625	505,327
ICE MSCI EAFE Index Contracts (United States)	92	9/2026	14,468,380	(21,086)
TOTAL LONG				2,169,140
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(132)	9/2026	(20,100,960)	(639,753)
CME E-Mini S&P 500 Index Contracts (United States)	(199)	9/2026	(75,105,088)	(891,739)
ICE MSCI Emerging Markets Index Contracts (United States)	(6)	9/2026	(527,190)	(15)
TOTAL SHORT				(1,531,507)
TOTAL FUTURES CONTRACTS				637,633

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,415,583.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,329,758	22,293,619	27,706,417	35,063	(86)	-	4,916,874	4,915,891	0.0%
Total	10,329,758	22,293,619	27,706,417	35,063	(86)	-	4,916,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	483,869,069	48,665,851	15,856,666	292,074	49,314	2,751,202	519,478,770	51,947,877
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	162,625,023	2,572,756	5,372,117	85,818	(846,530)	2,555,237	161,534,369	21,088,038
Fidelity Series All-Sector Equity Fund	32,052,918	122,802	2,566,738	-	229,620	5,472,023	35,310,625	2,330,734
Fidelity Series Blue Chip Growth Fund	89,833,649	370,494	18,232,336	-	6,980,701	16,364,257	95,316,765	3,499,147
Fidelity Series Canada Fund	85,773,692	3,729,870	2,893,583	-	127,023	2,118,569	88,855,571	4,247,398
Fidelity Series Commodity Strategy Fund	65,233,676	20,157,622	16,260,379	-	(369,840)	(2,884,765)	65,876,314	614,461
Fidelity Series Emerging Markets Debt Fund	21,307,597	609,853	773,445	309,435	(9,870)	771,802	21,905,937	2,526,636
Fidelity Series Emerging Markets Debt Local Currency Fund	5,663,329	19,519	199,037	-	(6,426)	205,726	5,683,111	588,923
Fidelity Series Emerging Markets Fund	48,686,375	4,970,157	3,446,386	-	243,976	10,138,586	60,592,708	3,970,689
Fidelity Series Emerging Markets Opportunities Fund	200,615,325	13,687,908	17,648,004	-	1,389,359	46,436,512	244,481,100	7,606,755
Fidelity Series Floating Rate High Income Fund	2,948,538	67,071	139,576	53,127	(5,779)	9,429	2,879,683	332,143
Fidelity Series Government Money Market Fund	162,252,257	17,865,377	28,262,653	1,511,973	-	-	151,854,981	151,854,981
Fidelity Series Growth Company Fund	160,946,461	1,839,442	32,754,748	-	11,603,788	30,058,561	171,693,504	5,076,686
Fidelity Series High Income Fund	21,859,978	427,177	767,691	351,872	(12,243)	359,249	21,866,470	2,445,914
Fidelity Series International Credit Fund	6,165,401	52,722	14,044	52,721	1,056	65,582	6,270,717	736,865
Fidelity Series International Developed Markets Bond Index Fund	194,270,847	8,934,404	6,638,270	1,628,481	(514,669)	2,179,914	198,232,226	23,212,204
Fidelity Series International Growth Fund	129,768,708	495,443	17,012,144	-	1,445,683	17,379,696	132,077,386	6,123,198
Fidelity Series International Small Cap Fund	40,040,382	-	9,167,267	-	3,823,228	(480,074)	34,216,269	1,809,427
Fidelity Series International Value Fund	130,044,586	2,918,934	11,592,406	-	868,965	6,798,097	129,038,176	7,708,374
Fidelity Series Intrinsic Opportunities Fund	19,797,139	-	1,345,559	-	164,539	2,363,515	20,979,634	1,733,854
Fidelity Series Investment Grade Bond Fund	1,250,726,904	34,603,595	56,726,254	13,274,240	(4,136,121)	(805,405)	1,223,662,719	121,515,662
Fidelity Series Large Cap Stock Fund	160,229,376	606,062	7,774,585	-	818,646	18,895,107	172,774,606	5,852,798
Fidelity Series Large Cap Value Index Fund	46,596,454	179,280	3,041,121	-	1,081,319	5,310,034	50,125,966	2,366,665
Fidelity Series Long-Term Treasury Bond Index Fund	90,769,509	15,340,346	6,455,592	886,564	(2,367,550)	2,336,264	99,622,977	18,690,990
Fidelity Series Opportunistic Insights Fund	95,183,172	360,288	9,139,707	-	708,322	14,566,278	101,678,353	3,573,932
Fidelity Series Overseas Fund	130,142,529	735,996	14,406,596	-	632,864	13,600,513	130,705,306	8,073,212
Fidelity Series Real Estate Income Fund	3,829,744	48,463	141,556	34,498	1,830	40,547	3,779,028	373,422
Fidelity Series Select International Small Cap Fund	3,339,710	-	229,156	-	50,322	248,964	3,409,840	220,416
Fidelity Series Short-Term Credit Fund	29,652,847	449,625	1,298,414	322,406	2,261	(90,111)	28,716,208	2,880,262
Fidelity Series Small Cap Core Fund	4,413,211	936,574	178,504	156,216	31,752	715,902	5,918,935	364,466
Fidelity Series Small Cap Discovery Fund	12,322,515	145,438	1,432,176	145,272	221,930	2,431,274	13,688,981	1,040,196
Fidelity Series Small Cap Opportunities Fund	29,309,083	-	3,285,804	-	1,429,495	3,918,797	31,371,571	1,552,280
Fidelity Series Stock Selector Large Cap Value Fund	104,085,856	943,434	3,687,067	-	240,221	9,962,898	111,545,342	7,210,429
Fidelity Series Value Discovery Fund	94,698,255	363,075	3,498,778	-	318,651	9,940,182	101,821,385	5,456,666
	4,119,054,115	182,219,578	302,238,359	19,104,697	24,195,837	223,734,362	4,246,965,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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